Leases - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Jan. 01, 2022	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Operating lease ROU asset	$ 10,700		$ 11,000
Operating lease liability	$ 10,629		$ 10,900
Weighted average discount rate	4.00%
Weighted average remaining lease term	9 years 2 months 12 days
Operating lease expense	$ 791,000	$ 300,000
Maximum
Lessee, Lease, Description [Line Items]
Operating leases term	120 months			160 months
Minimum
Lessee, Lease, Description [Line Items]
Operating leases term	6 months			6 months